UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments

Schedule of Investments	FMC Select Fund

January 31, 2011	(Unaudited)

		Value
	Shares	(000)

Common Stock (92.4%)

Banks (6.9%)
US Bancorp	237,000	$6,399
Wells Fargo	241,000	7,813

		14,212

Basic Industry (9.5%)
Harsco	226,000	7,293
Honeywell International	115,000	6,441
United Technologies	70,000	5,691

		19,425

Defense/Aerospace (2.2%)
Raytheon	90,000	4,499

Energy (3.1%)
Range Resources	126,000	6,284

Financial Services (7.5%)
Leucadia National	262,410	8,533
Onex	210,150	6,893

		15,426

Food (6.7%)
Kellogg	113,000	5,684
Nestle ADR	150,000	8,133

		13,817

Health Care (10.3%)
Baxter International	100,000	4,849
Gilead Sciences*	137,600	5,281
Johnson & Johnson	86,100	5,146
St. Jude Medical*	145,000	5,873

		21,149

Media (9.4%)
Omnicom Group	189,020	8,483
Viacom, Cl B	260,900	10,841

		19,324

Miscellaneous (12.1%)
3M	79,000	6,946
Berkshire Hathaway, Cl A*	41	5,019
Berkshire Hathaway, Cl B*	81,550	6,667
Brookfield Asset Management, Cl A	190,000	6,200

		24,832

Miscellaneous Consumer (6.1%)
Reckitt Benckiser Group (1)	230,000	12,507

Schedule of Investments	FMC Select Fund

January 31, 2011	(Unaudited)

	Shares/Face	Value
	Amount (000)	(000)

Real Estate (3.0%)
Brookfield Properties	350,000	$6,156

Retail (9.4%)
Autozone*	22,300	5,654
CVS/Caremark	247,500	8,464
Staples	230,000	5,131

		19,249

Technology (6.2%)
Accenture, Cl A	120,000	6,177
International Business Machines	40,000	6,480

		12,657

Total Common Stock (Cost $135,411)		189,537

Residential Mortgage Obligations (0.7%)
Chase Mortgage Finance Corporation, Ser S1, Cl 1A18 5.500%, 05/25/35	$1,021	920
Countrywide Home Loan Mortgage Pass Through Trust, Ser J9, Cl 2A6 5.500%, 01/25/35	433	399
GSR Mortgage Loan Trust, Ser 6F, Cl A1 3.000%, 09/25/32	20	20

Total Residential Mortgage Obligations (Cost $1,482)		1,339

U.S. Government Mortgage-Backed Obligation (0.0%)
Government National Mortgage Association, Ser 58, Cl VA 5.500%, 10/16/13 (Cost $53)	52	55

Short-Term Investment (4.3%)
Dreyfus Treasury Prime Cash Management Fund, 0.001%(2) (Cost $8,870)	8,869,663	8,870

Total Investments (97.4%) (Cost $145,816)†		$199,801

Percentages are based on Net Assets of $205,132 (000).

*	Non-income producing security.

(1)	Security is traded on a foreign stock exchange.

(2)	The rate shown is the 7-day effective yield as of January 31, 2011.

ADR —	American Depositary Receipt

Cl —	Class

Ser —	Series

†	At January 31, 2011, the tax basis cost of the Fund’s investments (in thousands) was $145,816 and the unrealized appreciation and depreciation were $54,576 and $(591), respectively.

Schedule of Investments	FMC Select Fund

January 31, 2011	(Unaudited)
The following is a summary of the investment classifications used as of January 31, 2011 in valuing the Fund’s investments carried at value (000):

Investments in securities	Level 1	Level 2	Level 3	Total

Common Stock	$189,537	$—	$—	$189,537
Residential Mortgage Obligations	—	1,339	—	1,339
U.S. Government Mortgage-Backed Obligation	—	55	—	55
Short-Term Investment	8,870	—	—	8,870

Total	$198,407	$1,394	$—	$199,801

For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
Amounts designated as “—“ are $0 or have been rounded to $0.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
FMC-QH-002-1500

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Philip T. Masterson

Philip T. Masterson
President
Date: March 31, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson

Philip T. Masterson
President
Date: March 31, 2011

By (Signature and Title)	/s/ Michael Lawson

Michael Lawson
Treasurer, Controller & CFO
Date: March 31, 2011